UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
 (Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277
 (Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277
 (Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 97.8%
	Equity Funds - 97.8%
1,066,340	iShares Core MSCI Emerging Markets ETF		$61,773,077
775,012	iShares Edge MSCI USA Momentum Factor ETF (c)		85,235,820
573,657	iShares Exponential Technologies ETF (c)		21,127,787
1,228,531	SPDR EURO STOXX 50 ETF (c)		49,816,932
524,034	SPDR Portfolio Emerging Markets ETF (c)		20,751,746
1,229,125	SPDR Portfolio S&P 500 Growth ETF		42,552,308
1,381,714	SPDR Portfolio S&P 500 Value ETF (c)		41,686,311
286,480	Vanguard FTSE Pacific ETF		20,998,984
261,113	Vanguard Growth ETF		38,085,942
354,818	Vanguard Value ETF (a)		37,749,087
	TOTAL EXCHANGE TRADED FUNDS (Cost - $405,399,163)		419,777,994

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4% *
	PURCHASED CALL OPTIONS - 0.2%
	S&P 500 Index
150	Expiration: March 2018, Exercise Price $2,975 **	40,707,450	3,000
150	Expiration: March 2018, Exercise Price $2,980 **	40,707,450	2,625
50	Expiration: March 2018, Exercise Price $2,985 **	13,569,150	1,000
68	Expiration: March 2018, Exercise Price $2,990 **	18,454,044	1,190
94	Expiration: March 2018, Exercise Price $2,995 **	25,510,002	1,645
	Consumer Discretionary Select Sector SPDR Fund
1,000	Expiration: March 2018, Exercise Price $111 **	10,407,000	4,500
	Industrial Select Sector SPDR Fund
3,000	Expiration: March 2018, Exercise Price $82 **	22,995,000	12,000
	iShares China Large-Cap ETF
2,000	Expiration: March 2018, Exercise Price $55 **	9,444,000	3,000
	iShares MSCI Emerging Markets ETF
5,000	Expiration: March 2018, Exercise Price $51 **	24,010,000	42,500
	PowerShares QQQ Trust Series 1
1,000	Expiration: April 2018, Exercise Price $170 **	16,721,000	342,500
	SPDR S&P 500 ETF
3,000	Expiration: March 2018, Exercise Price $279 **	81,495,000	187,500
4,000	Expiration: April 2018, Exercise Price $310 **	108,660,000	12,000
	SPDR S&P Metals & Mining ETF
1,000	Expiration: March 2018, Exercise Price $38 **	3,606,000	29,500
	SPDR S&P Retail ETF
1,500	Expiration: March 2018, Exercise Price $49 **	6,792,000	6,750
	WisdomTree India Earnings Fund
1,000	Expiration: April 2018, Exercise Price $30 **	2,686,000	5,000
	WisdomTree Japan Hedged Equity Fund
5,000	Expiration: August 2018, Exercise Price $65 **	28,565,000	297,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,274,930)		952,210

	PURCHASED PUT OPTIONS - 0.2%
	CBOE S&P 500 Volatility
1,500	Expiration: March 2018, Exercise Price $13 **	2,977,500	18,750
1,000	Expiration: March 2018, Exercise Price $15 **	1,985,000	55,000
	iShares MSCI Emerging Markets ETF
3,000	Expiration: March 2018, Exercise Price $47.50 **	14,406,000	186,000

	iShares Russell 2000 ETF
2,000	Expiration: March 2018, Exercise Price $151 **	30,070,000	670,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $822,194)		929,750

	TOTAL PURCHASED OPTIONS (Cost - $3,097,124)		1,881,960

Shares	SHORT-TERM INVESTMENTS - 2.3%
9,660,728	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.29% +		9,660,728
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,660,728)		9,660,728

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
6,710,213	First American Government Obligations Fund - Class Z, 1.25% + (b)		6,710,213
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $6,710,213)		6,710,213

	TOTAL INVESTMENTS - 102.1% (Cost - $424,867,227)		438,030,895
	Liabilities In Excess Of Other Assets - (2.1)%		(8,824,051)
	NET ASSETS - 100.0%		$429,206,844

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.5)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	PowerShares QQQ Trust Series 1
2,000	Expiration: April 2018, Exercise Price $175 **	33,442,000	$287,000
	SPDR S&P 500 ETF
3,000	Expiration: March 2018, Exercise Price $286 **	81,495,000	27,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $269,598)		314,000

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.4)%
	CBOE S&P 500 Volatility
1,500	Expiration: March 2018, Exercise Price $13 **	2,977,500	18,750
	Industrial Select Sector SPDR Fund
3,750	Expiration: March 2018, Exercise Price $77 **	28,743,750	511,875
	iShares MSCI Emerging Markets ETF
3,000	Expiration: March 2018, Exercise Price $47.50 **	14,406,000	195,000
	iShares Russell 2000 ETF
2,000	Expiration: March 2018, Exercise Price $151 **	30,070,000	538,000
	WisdomTree Japan Hedged Equity Fund
5,000	Expiration: August 2018, Exercise Price $49 **	28,565,000	397,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,117,868)		1,661,125

	TOTAL WRITTEN OPTIONS (Premiums Received $1,387,466)		$1,975,125

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2018.
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $36,986,484.
(b) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $6,710,213 as of February 28, 2018.
(c) All or a portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $6,498,802.

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 92.4%
	Equity Funds - 92.4%
1,070,509	iShares Core MSCI Emerging Markets ETF	$62,014,586
769,699	iShares Edge MSCI USA Momentum Factor ETF	84,651,496
404,082	iShares Short Treasury Bond ETF	44,566,204
1,241,283	SPDR EURO STOXX 50 ETF	50,334,026
523,968	SPDR Portfolio Emerging Markets ETF	20,749,133
1,219,284	SPDR Portfolio S&P 500 Growth ETF	42,211,612
1,390,770	SPDR Portfolio S&P 500 Value ETF	41,959,531
287,195	Vanguard FTSE Pacific ETF	21,051,394
158,780	Vanguard Growth ETF	23,159,651
144,251	Vanguard Small-Cap ETF (c)	21,027,468
217,575	Vanguard Value ETF (a)	23,147,804
	TOTAL EXCHANGE TRADED FUNDS (Cost - $427,892,344)	434,872,905

	COMMON STOCKS - 5.4%
	Advertising - 0.0% ^
4,367	Interpublic Group of Cos., Inc.	102,188
596	Omnicom Group, Inc.	45,433
		147,621
	Aerospace/Defense - 0.1%
2,199	Arconic, Inc.	53,634
297	Harris Corp.	46,376
249	L3 Technologies, Inc.	51,680
269	Rockwell Collins, Inc.	37,047
172	TransDigm Group, Inc.	49,589
		238,326
	Agriculture - 0.0% ^
865	Archer-Daniels-Midland Co.	35,915

	Airlines - 0.1%
1,639	Alaska Air Group, Inc.	105,715
658	American Airlines Group, Inc.	35,697
399	Delta Air Lines, Inc.	21,506
411	Southwest Airlines Co.	23,772
662	United Continental Holdings, Inc. **	44,877
		231,567
	Apparel - 0.1%
4,703	Hanesbrands, Inc. (c)	91,238
1,180	Michael Kors Holdings Ltd. **	74,257
797	Ralph Lauren Corp., Class A	84,355
10,094	Under Armour, Inc., Class A ** (c)	167,359
10,987	Under Armour, Inc., Class C ** (c)	165,354
302	VF Corp.	22,520
		605,083
	Auto Manufacturers - 0.0% ^
1,722	Ford Motor Co.	18,270
462	PACCAR, Inc.	33,075
		51,345
	Auto Parts & Equipment - 0.0% ^
328	Aptiv PLC	29,956
1,248	BorgWarner, Inc.	61,252
2,703	Goodyear Tire & Rubber Co.	78,225
		169,433
	Banks - 0.1%
263	Bank of New York Mellon Corp.	14,999

358	BB&T Corp.	19,457
171	Capital One Financial Corp.	16,746
827	Citizens Financial Group, Inc.	35,966
548	Comerica, Inc.	53,277
1,122	Fifth Third Bancorp	37,082
3,075	Huntington Bancshares, Inc.	48,277
1,706	KeyCorp	36,048
159	M&T Bank Corp.	30,185
344	Northern Trust Corp.	36,419
2,030	Regions Financial Corp.	39,402
202	State Street Corp.	21,442
377	SunTrust Banks, Inc.	26,330
1,480	Zions Bancorp	81,356
		496,986
	Beverages - 0.0% ^
490	Brown-Forman Corp.	34,197
91	Constellation Brands, Inc., Class A	19,609
322	Dr Pepper Snapple Group, Inc.	37,432
599	Molson Coors Brewing Co.	45,674
339	Monster Beverage Corp. **	21,482
		158,394
	Biotechnology - 0.0% ^
280	Alexion Pharmaceuticals, Inc. **	32,886
119	Illumina, Inc. **	27,134
529	Incyte Corp. **	45,050
66	Regeneron Pharmaceuticals, Inc. **	21,149
125	Vertex Pharmaceuticals, Inc. **	20,754
		146,973
	Building Materials - 0.1%
1,317	Fortune Brands Home & Security, Inc.	79,889
594	Johnson Controls International PLC	21,901
284	Martin Marietta Materials, Inc.	57,916
1,467	Masco Corp.	60,323
374	Vulcan Materials Co.	44,031
		264,060
	Chemicals - 0.1%
145	Air Products & Chemicals, Inc.	23,314
662	Albemarle Corp.	66,485
2,284	CF Industries Holdings, Inc.	94,192
209	DowDuPont, Inc.	14,693
589	Eastman Chemical Co.	59,536
849	FMC Corp.	66,629
499	International Flavors & Fragrances, Inc.	70,484
168	LyondellBasell Industries NV, Class A	18,181
127	Monsanto Co.	15,668
3,268	Mosaic Co.	86,014
246	PPG Industries, Inc.	27,660
121	Praxair, Inc.	18,120
54	Sherwin-Williams Co.	21,685
		582,661
	Commercial Services - 0.3%
305	Automatic Data Processing, Inc.	35,173
303	Cintas Corp.	51,710
155	Ecolab, Inc.	20,220
473	Equifax, Inc.	53,449
1,167	Gartner, Inc. **	132,349
1,009	Global Payments, Inc.	114,411
5,761	H&R Block, Inc.	145,926
178	Moody's Corp.	29,705
1,696	Nielsen Holdings PLC	55,340
267	PayPal Holdings, Inc. **	21,202

4,254	Quanta Services, Inc. **	146,508
2,130	Robert Half International, Inc.	121,559
108	S&P Global, Inc.	20,714
1,364	Total System Services, Inc.	119,964
335	United Rentals, Inc. **	58,655
529	Verisk Analytics, Inc. **	54,059
10,079	Western Union Co.	199,766
		1,380,710
	Computers - 0.2%
119	Accenture PLC, Class A	19,160
560	Cognizant Technology Solutions Corp., Class A	45,931
11,183	CSRA, Inc.	453,247
676	DXC Technology Co.	69,317
4,414	Hewlett Packard Enterprise Co.	82,056
2,329	HP, Inc.	54,476
2,009	NetApp, Inc.	121,645
2,505	Seagate Technology PLC	133,767
893	Western Digital Corp.	77,727
		1,057,326
	Cosmetics/Personal Care - 0.0% ^
3,483	Coty, Inc., Class A	67,291
122	Estee Lauder Cos., Inc., Class A	16,890
		84,181
	Distribution/Wholesale - 0.0% ^
1,019	Fastenal Co.	55,760
1,503	LKQ Corp. **	59,338
219	WW Grainger, Inc.	57,280
		172,378
	Diversified Financial Services - 0.2%
396	Affiliated Managers Group, Inc.	74,987
556	Alliance Data Systems Corp.	133,974
205	Ameriprise Financial, Inc.	32,070
410	CBOE Global Markets, Inc.	45,924
98	CME Group, Inc.	16,284
380	Discover Financial Services	29,955
1,158	E*TRADE Financial Corp. **	60,482
931	Franklin Resources, Inc.	36,002
264	Intercontinental Exchange, Inc.	19,293
1,723	Invesco Ltd.	56,066
790	Nasdaq, Inc.	63,793
16,060	Navient Corp.	208,138
665	Raymond James Financial, Inc.	61,652
744	Synchrony Financial	27,074
291	T. Rowe Price Group, Inc.	32,563
		898,257
	Electric - 0.3%
10,506	AES Corp.	114,200
2,378	Alliant Energy Corp.	91,910
1,134	Ameren Corp.	61,576
369	American Electric Power Co., Inc.	24,199
2,559	CenterPoint Energy, Inc.	69,221
1,560	CMS Energy Corp.	66,222
438	Consolidated Edison, Inc.	32,802
224	Dominion Energy, Inc.	16,592
432	DTE Energy Co.	43,537
201	Duke Energy Corp.	15,143
673	Edison International	40,777
802	Entergy Corp.	60,808
745	Eversource Energy	42,465
611	Exelon Corp.	22,632
1,811	FirstEnergy Corp.	58,550

3,919	NRG Energy, Inc.	101,345
951	PG&E Corp.	39,077
1,239	Pinnacle West Capital Corp.	95,354
1,256	PPL Corp.	35,984
661	Public Service Enterprise Group, Inc.	32,012
3,902	SCANA Corp.	154,792
421	Southern Co.	18,128
683	WEC Energy Group, Inc.	40,925
829	Xcel Energy, Inc.	35,879
		1,314,130
	Electrical Components & Equipment - 0.1%
890	Acuity Brands, Inc.	126,896
619	AMETEK, Inc.	46,883
264	Emerson Electric Co.	18,760
		192,539
	Electronics - 0.2%
521	Agilent Technologies, Inc.	35,735
1,327	Allegion PLC	111,614
744	Amphenol Corp., Class A	67,994
2,295	Corning, Inc.	66,739
5,524	FLIR Systems, Inc.	271,228
435	Fortive Corp.	33,408
1,054	Garmin Ltd.	62,439
75	Mettler-Toledo International, Inc. **	46,217
1,272	PerkinElmer, Inc.	97,104
517	TE Connectivity Ltd.	53,298
238	Waters Corp. **	48,704
		894,480
	Engineering & Construction - 0.0% ^
1,766	Fluor Corp.	100,485
1,364	Jacobs Engineering Group, Inc.	83,286
		183,771
	Environmental Control - 0.0% ^
551	Republic Services, Inc.	37,016
1,844	Stericycle, Inc. **	115,564
266	Waste Management, Inc.	22,961
		175,541
	Food - 0.1%
1,373	Campbell Soup Co.	59,108
1,553	Conagra Brands, Inc.	56,110
473	General Mills, Inc.	23,910
374	Hershey Co.	36,749
1,406	Hormel Foods Corp.	45,639
511	J.M. Smucker Co.	64,539
561	Kellogg Co.	37,138
1,106	Kroger Co.	29,995
589	McCormick & Co., Inc.	62,894
443	Sysco Corp.	26,425
406	Tyson Foods, Inc., Class A	30,198
		472,705
	Forest Products & Paper - 0.0% ^
532	International Paper Co.	31,702

	Gas - 0.0% ^
4,307	NiSource, Inc.	99,621
270	Sempra Energy	29,425
		129,046
	Hand/Machine Tools - 0.0% ^
519	Snap-on, Inc.	82,635
205	Stanley Black & Decker, Inc.	32,634
		115,269

	Healthcare Products - 0.2%
163	Align Technology, Inc. **	42,791
334	Baxter International, Inc.	22,642
824	Boston Scientific Corp. **	22,462
300	Cooper Cos., Inc.	69,156
1,014	Dentsply Sirona, Inc.	56,845
231	Edwards Lifesciences Corp. **	30,878
977	Henry Schein, Inc. **	64,668
1,672	Hologic, Inc. **	64,924
279	IDEXX Laboratories, Inc. **	52,237
43	Intuitive Surgical, Inc. **	18,337
7,280	Patterson Cos., Inc.	229,902
633	ResMed, Inc.	60,306
598	Varian Medical Systems, Inc. **	71,365
261	Zimmer Biomet Holdings, Inc.	30,341
		836,854
	Healthcare Services - 0.1%
460	Centene Corp. **	46,653
83	Cigna Corp.	16,259
810	DaVita, Inc. **	58,336
5,726	Envision Healthcare Corp. **	220,451
244	HCA Healthcare, Inc. **	24,217
77	Humana, Inc.	20,930
404	IQVIA Holdings, Inc. **	39,725
290	Laboratory Corp. of America Holdings **	50,083
582	Quest Diagnostics, Inc.	59,975
637	Universal Health Services, Inc.	72,746
		609,375
	Holding Companies - 0.0% ^
3,526	Leucadia National Corp.	84,589

	Home Builders - 0.0% ^
938	DR Horton, Inc.	39,302
913	Lennar Corp., Class A	51,658
2,833	PulteGroup, Inc.	79,522
		170,482
	Home Furnishings - 0.0% ^
2,908	Leggett & Platt, Inc.	126,382
345	Whirlpool Corp.	56,038
		182,420
	Household Products/Wares - 0.1%
689	Avery Dennison Corp.	81,405
1,483	Church & Dwight Co., Inc.	72,949
379	Clorox Co.	48,921
178	Kimberly-Clark Corp.	19,744
		223,019
	Housewares - 0.0% ^
2,095	Newell Brands, Inc.	53,821

	Insurance - 0.2%
273	Aflac, Inc.	24,264
244	Allstate Corp.	22,511
238	American International Group, Inc.	13,647
162	Aon PLC, Class A	22,732
994	Arthur J Gallagher & Co.	68,695
1,918	Assurant, Inc.	163,931
1,858	Brighthouse Financial, Inc. **	100,834
889	Cincinnati Financial Corp.	66,311
384	Everest Re Group Ltd.	92,252
711	Hartford Financial Services Group, Inc.	37,576
576	Lincoln National Corp.	43,874

992	Loews Corp.	48,935
229	Marsh & McLennan Cos., Inc.	19,012
356	MetLife, Inc.	16,444
671	Principal Financial Group, Inc.	41,823
508	Progressive Corp.	29,251
148	Prudential Financial, Inc.	15,735
956	Torchmark Corp.	81,614
144	Travelers Cos., Inc.	20,016
1,382	Unum Group	70,427
243	Willis Towers Watson PLC	38,370
2,217	XL Group Ltd.	93,801
		1,132,055
	Internet - 0.2%
935	eBay, Inc. **	40,074
310	Expedia, Inc.	32,603
1,511	F5 Networks, Inc. **	224,414
4,087	Symantec Corp.	107,447
4,416	TripAdvisor, Inc. **	176,993
1,521	VeriSign, Inc. **	176,466
		757,997
	Iron/Steel - 0.0% ^
636	Nucor Corp.	41,594

	Leisure Time - 0.1%
219	Carnival Corp.	14,653
2,023	Harley-Davidson, Inc. (c)	91,804
977	Norwegian Cruise Line Holdings Ltd. **	55,591
216	Royal Caribbean Cruises Ltd.	27,346
		189,394
	Lodging - 0.0% ^
355	Hilton Worldwide Holdings, Inc.	28,681
106	Marriott International, Inc.	14,968
1,080	MGM Resorts International	36,968
521	Wyndham Worldwide Corp.	60,321
264	Wynn Resorts Ltd.	44,220
		185,158
	Machinery-Diversified - 0.1%
149	Cummins, Inc.	25,057
97	Deere & Co. (c)	15,604
3,333	Flowserve Corp.	141,153
178	Rockwell Automation, Inc.	32,183
104	Roper Technologies, Inc.	28,609
826	Xylem, Inc.	61,603
		304,209
	Media - 0.1%
654	CBS Corp., Class B	34,642
3,659	Discovery Communications, Inc., Class A ** (c)	88,987
3,839	Discovery Communications, Inc., Class C **	88,220
768	DISH Network Corp., Class A **	32,018
4,923	News Corp., Class A	79,408
4,840	News Corp., Class B	79,376
757	Scripps Networks Interactive, Inc., Class A	68,024
1,823	Viacom, Inc., Class B	60,779
		531,454
	Mining - 0.0% ^
1,769	Freeport-McMoRan, Inc. **	32,903
1,034	Newmont Mining Corp.	39,499
		72,402
	Miscellaneous Manufacturing - 0.1%
1,194	AO Smith Corp.	76,643
515	Dover Corp.	51,552

267	Eaton Corp PLC	21,547
967	IHS Markit Ltd. **	45,497
379	Ingersoll-Rand PLC	33,655
176	Parker-Hannifin Corp.	31,411
925	Pentair PLC	63,538
927	Textron, Inc.	55,481
		379,324
	Office/Business Equipment - 0.1%
7,259	Xerox Corp.	220,093

	Oil & Gas - 0.3%
445	Anadarko Petroleum Corp.	25,383
510	Andeavor	45,706
1,225	Apache Corp.	41,834
2,917	Cabot Oil & Gas Corp.	70,475
87,528	Chesapeake Energy Corp. ** (c)	246,829
717	Cimarex Energy Co.	68,896
235	Concho Resources, Inc. **	35,438
1,007	Devon Energy Corp.	30,885
1,241	EQT Corp.	62,435
1,570	Helmerich & Payne, Inc. (c)	101,343
1,211	Hess Corp.	55,004
3,276	Marathon Oil Corp.	47,567
386	Marathon Petroleum Corp.	24,727
4,591	Newfield Exploration Co. **	107,108
2,059	Noble Energy, Inc.	61,420
204	Occidental Petroleum Corp.	13,382
173	Phillips 66	15,634
156	Pioneer Natural Resources Co.	26,556
18,580	Range Resources Corp.	246,928
223	Valero Energy Corp.	20,164
		1,347,714
	Oil & Gas Services - 0.0% ^
2,095	Baker Hughes & GE Co., Class A	55,308
359	Halliburton Co.	16,665
1,782	National Oilwell Varco, Inc.	62,530
1,686	TechnipFMC PLC	48,591
		183,094
	Packaging & Containers - 0.1%
1,697	Ball Corp.	67,795
597	Packaging Corp of America	71,163
2,191	Sealed Air Corp.	92,833
740	WestRock Co.	48,662
		280,453
	Pharmaceuticals - 0.1%
86	Allergan PLC	13,263
424	AmerisourceBergen Corp.	40,348
599	Cardinal Health, Inc.	41,457
253	Express Scripts Holding Co. **	19,089
163	McKesson Corp.	24,324
899	Mylan NV **	36,248
740	Perrigo Co. PLC	60,280
296	Zoetis, Inc., Class A	23,935
		258,944
	Pipelines - 0.0% ^
1,245	Kinder Morgan, Inc.	20,169
621	ONEOK, Inc.	34,981
1,093	Williams Cos., Inc.	30,342
		85,492

	Real Estate - 0.0% ^
1,307	CBRE Group, Inc., Class A **	61,102

	Real Estate Investment Trusts - 0.4%
543	Alexandria Real Estate Equities, Inc.	65,871
3,250	Apartment Investment & Management Co., Class A	125,645
227	AvalonBay Communities, Inc.	35,417
387	Boston Properties, Inc.	46,003
162	Crown Castle International Corp.	17,830
354	Digital Realty Trust, Inc.	35,627
3,349	Duke Realty Corp.	82,955
55	Equinix, Inc.	21,565
638	Equity Residential	35,875
252	Essex Property Trust, Inc.	56,405
993	Extra Space Storage, Inc.	84,455
867	Federal Realty Investment Trust	98,786
1,755	GGP, Inc.	37,153
3,143	HCP, Inc.	68,015
2,840	Host Hotels & Resorts, Inc.	52,710
2,618	Iron Mountain, Inc.	82,362
8,816	Kimco Realty Corp.	131,887
1,583	Macerich Co.	93,302
883	Mid-America Apartment Communities, Inc.	75,779
393	Prologis, Inc.	23,847
133	Public Storage	25,861
1,130	Realty Income Corp.	55,573
1,372	Regency Centers Corp.	79,727
238	SBA Communications Corp. **	37,430
108	Simon Property Group, Inc.	16,579
959	SL Green Realty Corp.	92,946
2,539	UDR, Inc.	85,361
799	Ventas, Inc.	38,608
906	Vornado Realty Trust	60,222
668	Welltower, Inc.	35,070
873	Weyerhaeuser Co.	30,581
		1,829,447
	Retail - 0.4%
811	Advance Auto Parts, Inc.	92,657
49	AutoZone, Inc. **	32,571
529	Best Buy Co., Inc.	38,321
931	CarMax, Inc. **	57,647
284	Chipotle Mexican Grill, Inc. **	90,428
671	Darden Restaurants, Inc.	61,859
290	Dollar General Corp.	27,431
276	Dollar Tree, Inc. **	28,329
2,804	Foot Locker, Inc.	128,732
1,967	Gap, Inc.	62,118
502	Genuine Parts Co.	46,104
1,151	Kohl's Corp.	76,070
1,216	L Brands, Inc.	59,985
4,217	Macy's, Inc.	124,022
2,018	Nordstrom, Inc.	103,544
141	O'Reilly Automotive, Inc. **	34,431
441	PVH Corp.	63,627
322	Ross Stores, Inc.	25,145
4,938	Signet Jewelers Ltd.	248,283
1,276	Tapestry, Inc.	64,961
267	Target Corp.	20,134
568	Tiffany & Co.	57,391
198	TJX Cos., Inc.	16,371
1,341	Tractor Supply Co.	87,071
263	Ulta Beauty, Inc. **	53,481
337	Yum! Brands, Inc.	27,425
		1,728,138

	Savings & Loans - 0.0% ^
6,331	People's United Financial, Inc.	121,175

	Semiconductors - 0.2%
13,199	Advanced Micro Devices, Inc. ** (c)	159,840
646	Analog Devices, Inc.	58,237
712	Applied Materials, Inc.	41,004
83	Broadcom Ltd.	20,456
1,086	KLA-Tencor Corp.	123,055
369	Lam Research Corp.	70,797
939	Microchip Technology, Inc.	83,505
986	Micron Technology, Inc. **	48,127
2,375	Qorvo, Inc. **	191,686
303	QUALCOMM, Inc.	19,695
1,073	Skyworks Solutions, Inc.	117,225
166	Texas Instruments, Inc.	17,986
1,521	Xilinx, Inc.	108,371
		1,059,984
	Shipbuilding - 0.0% ^
324	Huntington Ingalls Industries, Inc.	84,891

	Software - 0.3%
499	Activision Blizzard, Inc.	36,492
100	Adobe Systems, Inc. **	20,913
2,627	Akamai Technologies, Inc. **	177,217
864	ANSYS, Inc. **	138,188
683	Autodesk, Inc. **	80,232
3,749	CA, Inc.	131,590
4,023	Cadence Design Systems, Inc. **	155,972
585	Cerner Corp. **	37,534
1,482	Citrix Systems, Inc. **	136,344
393	Electronic Arts, Inc. **	48,614
560	Fidelity National Information Services, Inc.	54,421
491	Fiserv, Inc. **	70,404
278	Intuit, Inc.	46,387
1,188	Paychex, Inc.	77,374
637	Red Hat, Inc. **	93,894
212	salesforce.com, Inc. **	24,645
1,561	Synopsys, Inc. **	132,170
		1,462,391
	Telecommunications - 0.1%
1,498	CenturyLink, Inc.	26,470
7,393	Juniper Networks, Inc.	189,704
1,078	Motorola Solutions, Inc.	114,430
		330,604
	Textiles - 0.0% ^
141	Mohawk Industries, Inc. **	33,823

	Toys/Games/Hobbies - 0.1%
700	Hasbro, Inc.	66,899
8,137	Mattel, Inc. (c)	129,378
		196,277
	Transportation - 0.1%
705	CH Robinson Worldwide, Inc.	65,819
318	CSX Corp.	17,083
1,170	Expeditors International of Washington, Inc.	76,003
549	JB Hunt Transport Services, Inc.	65,095
684	Kansas City Southern	70,479
143	Norfolk Southern Corp.	19,889
		314,368

	Water - 0.0% ^
716	American Water Works Co., Inc.		56,822

	TOTAL COMMON STOCKS (Cost - $25,216,434)		25,639,358

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3% *
	PURCHASED CALL OPTIONS - 0.2%
	S&P 500 Index
150	Expiration: March 2018, Exercise Price $2,975	40,707,450	3,000
150	Expiration: March 2018, Exercise Price $2,980	40,707,450	2,625
50	Expiration: March 2018, Exercise Price $2,985	13,569,150	1,000
68	Expiration: March 2018, Exercise Price $2,990	18,454,044	1,190
94	Expiration: March 2018, Exercise Price $2,995	25,510,002	1,645
	Consumer Discretionary Select Sector SPDR Fund
1,000	Expiration: March 2018, Exercise Price $111	10,407,000	4,500
	iShares China Large-Cap ETF
2,000	Expiration: March 2018, Exercise Price $55	9,444,000	3,000
	iShares MSCI Emerging Markets ETF
5,000	Expiration: March 2018, Exercise Price $51	24,010,000	42,500
	PowerShares QQQ Trust Series 1
1,000	Expiration: April 2018, Exercise Price $170	16,721,000	342,500
	SPDR S&P 500 ETF
4,500	Expiration: March 2018, Exercise Price $279	122,242,500	281,250
4,000	Expiration: April 2018, Exercise Price $310	108,660,000	12,000
	SPDR S&P Metals & Mining ETF
1,000	Expiration: March 2018, Exercise Price $38	3,606,000	29,500
	WisdomTree India Earnings Fund
1,000	Expiration: April 2018, Exercise Price $30	2,686,000	5,000
	WisdomTree Japan Hedged Equity Fund
5,000	Expiration: August 2018, Exercise Price $65	28,565,000	297,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,993,741)		1,027,210

	PURCHASED PUT OPTIONS - 0.1%
	CBOE S&P 500 Volatility
2,500	Expiration: March 2018, Exercise Price $13	4,962,500	31,250
3,000	Expiration: March 2018, Exercise Price $15	5,955,000	165,000
	iPATH S&P 500 VIX Short-Term Futures ETN
2,000	Expiration: June 2018, Exercise Price $24	8,870,000	53,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $979,231)		249,250

	TOTAL PURCHASED OPTIONS (Cost - $2,972,972)		1,276,460
Shares
	SHORT-TERM INVESTMENTS - 4.3%
20,191,015	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.29% +		20,191,015
	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,191,015)		20,191,015

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
1,334,107	First American Government Obligations Fund - Class Z, 1.25% + (b)		1,334,107
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,334,107)		1,334,107

	TOTAL INVESTMENTS - 102.7% (Cost - $477,606,871)		483,313,845
	Liabilities In Excess Of Other Assets - (2.7)%		(12,759,994)
	NET ASSETS - 100.0%		$470,553,851

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - 0.1% *
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.1%
	PowerShares QQQ Trust Series 1
2,000	Expiration: April 2018, Exercise Price $175	33,442,000	$287,000
	SPDR S&P 500 ETF
4,500	Expiration: March 2018, Exercise Price $286	122,242,500	40,500
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $291,831)		327,500

	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% ^
	CBOE S&P 500 Volatility
2,500	Expiration: March 2018, Exercise Price $13	4,962,500	31,250
	iPATH S&P 500 VIX Short-Term Futures ETN
4,000	Expiration: June 2018, Exercise Price $20	17,740,000	40,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $373,159)		71,250

	TOTAL WRITTEN OPTIONS (Premiums Received $664,990)		$398,750

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2018.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $9,043,150.
(b) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,334,107 as of February 28, 2018.
(c) All or a portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $1,248,457.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares			Value
	EXCHANGE TRADED FUNDS - 98.3%
	Bond Funds - 90.4%
377,233	First Trust Senior Loan ETF		$18,171,314
235,771	First Trust Tactical High Yield ETF		11,319,366
193,221	iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (c)		22,620,382
221,753	iShares International Treasury Bond ETF (c)		11,271,705
200,694	iShares JP Morgan USD Emerging Markets Bond ETF		22,586,103
477,801	SPDR Blackstone / GSO Senior Loan ETF		22,681,213
1,027,757	SPDR Bloomberg Barclays Short Term High Yield Bond ETF		28,273,595
521,734	SPDR Doubleline Total Return Tactical ETF		24,933,668
336,845	SPDR Portfolio Intermediate Term Corporate Bond ETF		11,311,255
68,316	Deutsche X-Trackers Short Duration High Yield Bond ETF (d)		3,396,672
634,306	Deutsche X-Trackers USD High Yield Corporate Bond ETF (c)		31,594,782
			208,160,055
	Equity Funds - 7.9%
981,664	PowerShares Financial Preferred Portfolio		18,229,500
	TOTAL EXCHANGE TRADED FUNDS (Cost - $229,012,250)		226,389,555

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% *
	PURCHASED CALL OPTIONS - 0.1%
	Financial Select Sector SPDR Fund
500	Expiration: March 2018, Exercise Price $30 **	1,443,500	4,000
	SPDR S&P 500 ETF
1,000	Expiration: March 2018, Exercise Price $279 **	27,165,000	62,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $76,978)		66,500

	PURCHASED PUT OPTIONS - 0.0% ^
	iShares 20+ Year Treasury Bond ETF
500	Expiration: March 2018, Exercise Price $118 **	5,937,500	41,250
	TOTAL PURCHASED PUT OPTIONS (Cost - $96,234)		41,250

	TOTAL PURCHASED OPTIONS (Cost - $173,212)		107,750

Shares
	SHORT-TERM INVESTMENTS - 4.3%
9,961,762	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.29% +		9,961,762
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,961,762)		9,961,762

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
7,881,125	First American Government Obligations Fund - Class Z, 1.25% + (b)		7,881,125
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $7,881,125)		7,881,125

	TOTAL INVESTMENTS - 106.1% (Cost - $247,028,349)		244,340,192
	Liabilities In Excess Of Other Assets - (6.1)%		(14,037,668)
	NET ASSETS - 100.0%		$230,302,524

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares iBoxx $ High Yield Corporate Bond ETF
1,500	Expiration: April 2018, Exercise Price $85 **	12,927,000	$199,500
	SPDR S&P 500 ETF
1,000	Expiration: March 2018, Exercise Price $286 **	27,165,000	9,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $178,981)		208,500

	TOTAL WRITTEN OPTIONS (Premiums Received $178,981)		$208,500

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February, 2018.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregrated as collateral for options written is $8,429,040.
(b) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $7,881,125 as of February 28, 2018.
(c) All or a portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $7,709,963.
(d) Affiliated Security. Please refer to Note 3 of the Notes to Financial Statements.

Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.8%
	Apparel - 3.8%
59,519	Hanesbrands, Inc. (b)	$1,154,669

	Banks - 12.5%
14,578	Bank of Nova Scotia	903,253
6,783	Canadian Imperial Bank of Commerce (b)	618,949
11,517	PacWest Bancorp	600,496
89,526	Societe Generale SA - ADR	1,018,806
71,167	Sumitomo Mitsui Financial Group, Inc. - ADR	619,864
		3,761,368
	Beverages - 4.2%
15,865	Coca-Cola Co.	685,685
7,771	Molson Coors Brewing Co.	592,539
		1,278,224
	Chemicals - 3.6%
21,964	Nutrien Ltd. **	1,081,727

	Commercial Services - 5.0%
5,379	Automatic Data Processing, Inc.	620,306
44,627	Western Union Co.	884,507
		1,504,813
	Computers - 1.9%
3,761	International Business Machines Corp.	586,077

	Cosmetics/Personal Care - 1.9%
7,339	Procter & Gamble Co.	576,258

	Diversified Financial Services - 2.0%
11,379	Lazard Ltd.	614,125

	Electric - 7.3%
8,264	Alliant Energy Corp.	319,404
7,321	CMS Energy Corp.	310,776
12,669	Duke Energy Corp.	954,482
4,107	Pinnacle West Capital Corp.	316,075
10,323	PPL Corp.	295,754
		2,196,491
	Food - 5.3%
18,977	Campbell Soup Co.	816,960
3,822	J.M. Smucker Co.	482,719
4,693	Kellogg Co.	310,676
		1,610,355
	Food Services - 3.2%
44,993	Compass Group PLC - ADR	971,399

	Gas - 1.1%
3,057	Sempra Energy	333,152

	Healthcare Products - 2.9%
11,112	Medtronic PLC	887,738

	Iron/Steel - 2.6%
12,039	Nucor Corp.	787,351

	Machinery - Construction & Mining - 1.9%
23,995	ABB Ltd. - ADR (b)	582,838

	Miscellaneous Manufacturing - 1.9%
39,946	General Electric Co.	563,638

	Office/Business Equipment - 1.0%
7,749	Canon, Inc. - ADR **	295,392

	Oil & Gas - 6.6%
11,478	Exxon Mobil Corp.	869,344
17,585	Royal Dutch Shell PLC - ADR	1,112,603
		1,981,947
	Oil & Gas Services - 1.4%
6,270	Schlumberger Ltd.	411,563

	Pharmaceuticals - 7.1%
25,535	GlaxoSmithKline PLC - ADR	927,176
16,821	Pfizer, Inc.	610,770
20,389	Roche Holding AG - ADR	589,446
		2,127,392
	Real Estate Investment Trusts - 8.8%
59,838	Brixmor Property Group, Inc.	929,883
118,962	DDR Corp.	927,904
31,169	Park Hotels & Resorts, Inc.	810,082
		2,667,869
	Retail - 1.8%
6,052	Walmart, Inc.	544,740

	Savings & Loans - 4.0%
44,503	New York Community Bancorp, Inc.	606,131
31,578	People's United Financial, Inc.	604,403
		1,210,534
	TOTAL COMMON STOCKS (Cost - $28,048,429)	27,729,660

	SHORT-TERM INVESTMENTS - 7.8%
2,344,576	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.29% +	2,344,576
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,344,576)	2,344,576

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.2%
2,460,057	First American Government Obligations Fund - Class Z, 1.25% + (a)	2,460,057
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $2,460,057)	2,460,057

	TOTAL INVESTMENTS - 107.8% (Cost - $32,853,062)	32,534,293
	Liabilities In Excess Of Other Assets - (7.8)%	(2,363,637)
	NET ASSETS - 100.0%	$30,170,656

ADR - American Depositary Receipt
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2018.
(a) Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $2,460,057 as of February 28, 2018.
(b) All or a portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $2,342,956.

Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
February 28, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.5%
	Aerospace & Defense - 3.3%
253	Boeing Co.	$91,639
125	Lockheed Martin Corp.	44,055
350	United Technologies Corp.	47,159
		182,853
	Agriculture - 2.3%
868	Altria Group, Inc.	54,641
701	Philip Morris International, Inc.	72,588
		127,229
	Apparel - 0.9%
717	Nike, Inc.	48,061

	Banks - 11.3%
4,461	Bank of America Corp.	143,198
1,143	Citigroup, Inc.	86,285
171	Goldman Sachs Group, Inc.	44,961
1,523	JPMorgan Chase & Co.	175,906
786	Morgan Stanley	44,032
2,236	Wells Fargo & Co.	130,605
		624,987
	Beverages - 2.7%
1,885	Coca-Cola Co.	81,470
616	PepsiCo, Inc.	67,593
		149,063
	Biotechnology - 1.8%
319	Amgen, Inc.	58,623
546	Gilead Sciences, Inc.	42,986
		101,609
	Chemicals - 1.3%
1,028	DowDuPont, Inc.	72,268

	Computers - 7.0%
2,193	Apple, Inc.	390,617

	Cosmetics/Personal Care - 1.6%
1,113	Procter & Gamble Co.	87,393

	Diversified Financial Services - 2.0%
900	Visa, Inc.	110,646

	Electric - 1.4%
288	Dominion Energy, Inc.	21,332
311	Duke Energy Corp.	23,431
213	NextEra Energy, Inc.	32,408
		77,171
	Electronics - 0.9%
331	Honeywell International, Inc.	50,017

	Healthcare Products - 1.7%
759	Abbott Laboratories	45,791
588	Medtronic PLC	46,975
		92,766
	Healthcare Services - 1.8%
444	UnitedHealth Group, Inc.	100,415

	Insurance - 3.9%
1,044	Berkshire Hathaway, Inc. **	216,317

	Internet - 17.0%
308	Alphabet, Inc. **	340,008
211	Amazon.com, Inc. **	319,127
1,297	Facebook, Inc. **	231,281
187	Netflix, Inc. **	54,488
		944,904
	Machinery - Construction & Mining - 0.7%
263	Caterpillar, Inc.	40,668

	Media - 3.4%
124	Charter Communications, Inc., Class A **	42,399
2,079	Comcast Corp.	75,281
677	Walt Disney Co.	69,839
		187,519
	Miscellaneous Manufacturing - 2.1%
266	3M Co.	62,646
3,773	General Electric Co.	53,237
		115,883
	Oil & Gas - 4.2%
820	Chevron Corp.	91,774
1,836	Exxon Mobil Corp.	139,059
		230,833
	Oil & Gas Services - 0.7%
599	Schlumberger Ltd.	39,318

	Pharmaceuticals - 8.6%
700	AbbVie, Inc.	81,081
721	Bristol-Myers Squibb Co.	47,730
488	Eli Lilly & Co.	37,586
1,192	Johnson & Johnson	154,817
1,186	Merck & Co., Inc.	64,305
2,575	Pfizer, Inc.	93,498
		479,017
	Real Estate Investment Trusts - 1.6%
213	American Tower Corp.	29,677
180	Crown Castle International Corp.	19,811
86	Public Storage	16,722
142	Simon Property Group, Inc.	21,799
		88,009
	Retail - 4.8%
523	Home Depot, Inc.	95,327
353	McDonald's Corp.	55,683
1,315	Walmart, Inc.	118,363
		269,373
	Software - 5.7%
3,366	Microsoft Corp.	315,630

	Telecommunications - 3.4%
2,788	AT&T, Inc.		101,204
1,893	Verizon Communications, Inc.		90,372
			191,576
	Transportation - 1.4%
345	Union Pacific Corp.		44,936
339	United Parcel Service, Inc.		35,395
			80,331
	TOTAL COMMON STOCKS (Cost - $5,531,386)		5,414,473

Contracts		Notional Amount
	PURCHASED OPTIONS - 2.5% *
	PURCHASED PUT OPTIONS - 2.5%
	S&P 500 Index
7	Expiration: March 2018, Exercise Price $2,750 **	1,899,681	35,574
7	Expiration: April 2018, Exercise Price $2,740 **	1,899,681	47,180
7	Expiration: May 2018, Exercise Price $2,730 **	1,899,681	56,315
	TOTAL PURCHASED PUT OPTIONS (Cost - $86,146)		139,069
Shares
	SHORT-TERM INVESTMENTS - 59.9%
3,322,938	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.29% +		3,322,938
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,322,938)		3,322,938

	TOTAL INVESTMENTS - 159.9% (Cost - $8,940,470)		8,876,480
	Liabilities In Excess Of Other Assets - (59.9)%		(3,326,335)
	NET ASSETS - 100.0%		$5,550,145

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (1.3)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.5)%
	S&P 500 Index
7	Expiration: March 2018, Exercise Price $2,810 **	1,899,681	$2,233
7	Expiration: April 2018, Exercise Price $2,840 **	1,899,681	8,120
7	Expiration: May 2018, Exercise Price $2,860 **	1,899,681	16,590
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $43,144)		26,943

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.8)%
	S&P 500 Index
7	Expiration: March 2018, Exercise Price $2,670 **	1,899,681	13,055
7	Expiration: April 2018, Exercise Price $2,580 **	1,899,681	19,040
7	Expiration: May 2018, Exercise Price $2,520 **	1,899,681	14,965
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $33,834)		47,060

	TOTAL WRITTEN OPTIONS (Premiums Received $76,978)		$74,003

* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2018.

Horizon Funds
PORTFOLIO OF INVESTMENTS
February 28, 2018 (Unaudited)

1.	ORGANIZATION
The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and Horizon Defined Risk Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.  The Horizon Active Dividend Fund is registered under the 1940 Act, as a non-diversified, open-end management investment company

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s NAV per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2018, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$419,777,994	$-	$-	$419,777,994
Purchased Call Options	-	952,210	-	952,210
Purchased Put Options	856,000	73,750	-	929,750
Investments Purchased with Securities Lending Collateral ˆ	-	-	-	6,710,213
Short-Term Investments	9,660,728	-	-	9,660,728
Total	$430,294,722	$1,025,960	$-	$438,030,895

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$314,000	$-	$314,000
Written Put Options	733,000	928,125	-	1,661,125
Total	$733,000	$1,242,125	$-	$1,975,125

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$434,872,905	$-	$-	$434,872,905
Common Stocks	25,639,358			25,639,358
Purchased Call Options	-	1,027,210	-	1,027,210
Purchased Put Options	-	249,250	-	249,250
Investments Purchased with Securities Lending Collateral ˆ	-	-	-	1,334,107
Short-Term Investments	20,191,015	-	-	20,191,015
Total	$480,703,278	$1,276,460	$-	$483,313,845

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$327,500	$-	$327,500
Written Put Options	-	71,250	-	71,250
Total	$-	$398,750	$-	$398,750

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$208,160,055	$-	$-	$208,160,055
Equity Funds	18,229,500	-	-	18,229,500
Purchased Call Options	-	66,500	-	66,500
Purchased Put Options	-	41,250	-	41,250
Investments Purchased with Securities Lending Collateral ˆ	-	-	-	7,881,125
Short-Term Investments	9,961,762	-	-	9,961,762
Total	$236,351,317	$107,750	$-	$244,340,192

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$208,500	$-	$208,500
Total	$-	$208,500	$-	$208,500

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$27,729,660	$-	$-	$27,729,660
Investments Purchased with Securities Lending Collateral ˆ	-	-	-	2,460,057
Short-Term Investments	2,344,576	-	-	2,344,576
Total	$30,074,236	$-	$-	$32,534,293

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,414,473	$-	$-	$5,414,473
Purchased Put Options	139,069	-	-	139,069
Short-Term Investments	3,322,938	-	-	3,322,938
Total	$8,876,480	$-	$-	$8,876,480

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$26,943	$-	$-	$26,943
Written Put Options	32,095	14,965	-	47,060
Total	$59,038	$14,965	$-	$74,003

* Refer to the Portfolios of Investments for security classifications
ˆ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and the Horizon Defined Risk Fund. There were no Level 3 securities held by the Funds during the period ended February 28, 2018.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the trailing four quarters ended February 28, 2018, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Defined Risk Fund
Purchased Options	$2,345,571	$1,609,864	$121,525	$34,767
Written Options	$1,127,638	$380,363	$76,875	$14,760

The Horizon Active Dividend Fund did not invest in written or purchased options during the period ended February 28, 2018.

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund and Horizon Defined Risk Fund's Statements of Assets and Liabilities as of February 28, 2018 respectively:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Active Asset Allocation Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Risk Assist Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Income Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Defined Risk Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$ 1,881,960
Written Options	$ 1,975,125

Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$ 1,276,460
Written Options	$ 398,750

Active Income Fund
Derivatives Investment Value
Purchased Options	$ 107,750
Written Options	$ 208,500

Defined Risk Fund
Derivatives Investment Value
Purchased Options	$ 139,069
Written Options	$ 74,003

The following table presents the Funds' liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset
Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund and the Horizon Defined Risk Fund respectively, as of February 28, 2018.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$1,975,125	(1)	$-	$1,975,125	$-	$(1,975,125	)(2)	$-
Total	$1,975,125		$-	$1,975,125	$-	$(1,975,125)		$-

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$398,750	(1)	$-	$398,750	$-	$(398,750	)(2)	$-
Total	$398,750		$-	$398,750	$-	$(398,750)		$-

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$208,500	(1)	$-	$208,500	$-	$(208,500	)(2)	$-
Total	$208,500		$-	$208,500	$-	$(208,500)		$-

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$74,003	(1)	$-	$74,003	$-	$(74,003	)(2)	$-
Total	$74,003		$-	$74,003	$-	$(74,003)		$-

(1) Written options at value as presented within the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

3.	INVESTMENTS IN AFFILIATES

Active Asset Allocation Fund

The Horizon Active Asset Allocation Fund owned 5% or more of the voting securities of the following securities during the period ended February 28, 2018. Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance December 1, 2017	Purchases	Sales	Balance February 28, 2018	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 28, 2018
SPDR S&P 1000 ETF	-	649,218	(649,218)	-	-	(127,653)	93,476	-

Active Risk Assist Fund

The Horizon Active Risk Assist Fund owned 5% or more of the voting securities of the following securities during the period ended February 28, 2018. Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance December 1, 2017	Purchases	Sales	Balance February 28, 2018	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 28, 2018
SPDR S&P 1000 ETF	-	698,437	(698,437)	-	-	(203,865)	95,055	-

Active Income Fund

The Horizon Active Income Fund owned 5% or more of the voting securities of the following securities during the period ended February 28, 2018. Transactions during the period in these securities were as follows:

Share Activity
Security Name	Balance December 1, 2017	Purchases	Sales	Balance February 28, 2018	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 28, 2018
Deutsche X-Trackers USD High Yield Corporate Bond ETF	564,995	70,576	(1,265)	634,306	(541,393)	(1,532)	367,132	31,594,782
Deutsche X-Trackers Short Duration High Yield Bond ETF*	-	68,346	(30)	68,316	(13,680)	(8)	13,427	3,396,672
*Affiliate as of February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Horizon Funds

By (Signature and Title)* /s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date  April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date  April 27, 2018

   By (Signature and Title)*  /s/ Benjamin Johnson
 Benjamin Johnson, Treasurer and Principal Financial Officer

Date  April 27, 2018

* Print the name and title of each signing officer under his or her signature.